Common Stock Equivalents (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common Stock Equivalents [Abstract]
Summary of outstanding options

	Number of shares	Weighted Average Exercise Price
Options outstanding at December 31, 2012	4,500,000	$1.46
Options granted	870,665	$1.15
Options exercised	-	-
Options forfeited/canceled	(150,000)	$1.46
Options outstanding at September 30, 2013	5,220,665	$1.41

Summary of outstanding warrants

	Number of shares	Weighted Average Exercise Price
Warrants outstanding at December 31, 2012	11,295,969	$3.50
Warrants granted	14,951,335	$1.84
Warrants exercised	-	-
Warrants forfeited/canceled	(8,417,165)	$4.03
Warrants outstanding at September 30, 2013	17,830,139	$1.85

Summary of outstanding warrants by expiration date
Exercise	Expiration
Quantity		Price		Date

5,000		$15.00		April 1, 2013
50,000		$3000		April 1, 2013
2,200,000		$3.00		April 27, 2013
500,000		$5.00		August 10, 2013
500,000		$7.50		August 10, 2013
500,000		$10.00		August 10, 2013
4,652,165		$3.00		August 25, 2013
10,000		$51.50		August 25, 2013
1,277,170		$1.66	*	July 13, 2014
65,000		$1.00		September 14, 2014
250,000		$1.50		November 15, 2014
20,000		$1.00		December 2, 2014
56,000		$1.00		December 11, 2014
5,000		$1.00		December 28, 2014
3,834		$30.00		May 5, 2015
100,000		$1.00		October 10, 2015
50,000		$1.00		October 12, 2015
500,000		$2.25		October 25, 2015
25,000		$2.25		November 14, 2015
100,000		$1.64		December 13, 2015
50,000		$20.00		January 11, 2016
5,000		$1.75		March 19, 2016
5,000		$1.75		March 19, 2017
250,000		$1.00		June 28, 2017
11,800		$1.00		December 13, 2017
5,000		$1.75		March 19, 2018
100,000		$1.00		September 22, 2018
11,295,968		Total

*Price may be lower if market closes at lower price on exercise date.

Summary of warrants related information

Warrants Outstanding as of September 30, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$0.50-$30.00	17,830,139	2.78	$1.85

Warrants Exercisable as of September 30, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$0.50-$30.00	17,808,339	2.68	$1.85

	Warrants Outstanding
Range of Exercise Price	Number Outstanding December 31 ,2012	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$1.00-$51.50	11,295,968	2.14	$3.50

	Warrants Exercisable
Range of Exercise Price	Number Outstanding December 31, 2012	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price

$1.00-$51.50	11,019,168	1.66	$3.56

Summary of fair value of warrants grant date was estimated using a Black-Scholes valuation model

	Strike Price	Historical Volatility	Discount Rate	Expected Life (Years)	Dividend Yield
Compensation warrants	$1.00 - $1.75	258% - 488%	0.21% - 2.11%	2.79 – 3.00	0%
Compensation options	$1.46 - $1.61	264%	0.42%	3.47	0%